UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

Commission File Number: 1- 8443

CUSIP Number: 00175087969B20

(Check One):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: March 31, 2008

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Telos Corporation
Full Name of Registrant

C3, Inc.
Former Name if Applicable

19886 Ashburn Road
Address of Principal Executive Office (Street and Number)

Ashburn, VA 20147
City, State and Zip Code

PART II — RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)  ☐

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)	The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K, Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof could not be filed within the prescribed period.

As previously reported by the Company in its Current Report on Form 8-K filed April 23, 2008, Reznick Group, P.C., the Company’s independent registered public accountants (“Reznick”), resigned as the Company’s independent accountant effective April 16, 2008. Reznick indicated that it resigned because it believed that its independence had been impaired as a result of certain communications from the Class D members of the Company’s Board of Directors.

The Company has been unable to file its Annual Report on Form 10-K for the year ended December 31, 2007 as a result of Reznick’s resignation, the Company’s inability to retain a new independent accountant and the Company’s resulting inability to comply with the Regulation S-X requirement that financial statements included in the Company’s Form 10-K be audited prior to filing. In addition, the Company is not able to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2008 (the “Form 10-Q”) in a timely manner because it has been unable to retain a new independent accountant to review the interim financial statements to be included in the Form 10-Q.

As disclosed in the Company’s Form 8-K filed on May 6, 2008, the Company filed a counterclaim for preliminary and permanent injunction against the Company’s Class D directors, Seth Hamot and Andrew Siegel. In response to the Company’s counterclaim, on May 1, 2008 Judge Albert Matricciani issued an order “to preserve the status quo until a hearing may be conducted.” The Order, among other things, states that Class D Directors Hamot and Siegel “must cease, desist and refrain from any and all direct or indirect, verbal or written, contact or communication with the Company’s past, current and future auditors, including without limitation Goodman & Company, LLP, (“Goodman”) and Reznick Group (“Reznick”).” The hearing on the motion for preliminary and permanent injunctive relief is currently scheduled for June 24, 2008. If successful, it is the Company’s desire to re-engage Reznick as its independent accountant. However, there are no assurances that the Company’s efforts will be successful and that Reznick will be re-engaged.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification.

Michele Nakazawa	703	724-3800
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify reports(s). ☐ Yes ☒ No

Form 10-K for the period ended December 31, 2007.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes ☐ No

See Attachment A to this Form 12b-25.

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Telos Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	May 28, 2008	By:	/s/ Michele Nakazawa
		Title:	Chief Financial Officer

Attachment A

Explanation Referred to in Part IV, Item (3) of Form 12b-25

AS REFERENCED IN PART III OF THIS FORM 12B-25, THE FINANCIAL INFORMATION PROVIDED BELOW HAS NOT BEEN REVIEWED BY AN INDEPENDENT ACCOUNTANT:

The Company’s sales for the first quarter of 2008 were $47.7 million, an increase of $7.5 million compared to the same period in 2007, primarily attributable to increase in services revenue on the NETCENTS (Network-Centric Solutions) contract.

The Company’s cost of sales for the first quarter of 2008 was $38.1 million, an increase of $10.7 million compared to the same period in 2007, due primarily to the increase in sales.

The Company’s gross profit for the first quarter of 2008 was $9.6 million, a decrease of $3.2 million compared to the same period in 2007, primarily attributable to a decrease in sales of higher margin proprietary software business offerings.

The Company’s selling, general, and administrative expense for the first quarter of 2008 was $6.4 million, a decrease of approximately $2.7 million compared to the same period in 2007, primarily due to a reduction of net litigation-related expenses.

The Company’s net income for the first quarter of 2008 was $1.1 million, compared to $1.7 million in same period in 2007. The $0.6 million decrease was primarily attributable to a decrease in sales of higher margin proprietary software business offerings.